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                             PROSPECTUS SUPPLEMENT
                              Dated June 18, 2003

                          Supplement to the Prospectus
                               Dated May 1, 2003

                       Farmers Variable Annuity Contract
                An Individual Flexible Premium Variable Annuity
                                   Issued by
                    FARMERS NEW WORLD LIFE INSURANCE COMPANY
                                  Through the
                       FARMERS ANNUITY SEPARATE ACCOUNT A


     This supplement contains important information regarding your Farmers Variable Annuity Contract. PLEASE USE THIS SUPPLEMENT WITH YOUR FARMERS VARIABLE ANNUITY PROSPECTUS. READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP THEM TOGETHER FOR FUTURE REFERENCE.

     As of June 18, 2003, we will no longer offer the Guaranteed Retirement Income Benefit rider with the Farmers Variable Annuity.

     If you have elected the Guaranteed Retirement Income Benefit rider and your initial Farmers Variable Annuity Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force and our obligations and duties to you under this rider will not change.

     If you signed your initial Contract application on or after June 18, 2003, all references to the Guaranteed Retirement Income Benefit in the accompanying prospectus are hereby deleted and do not apply to your Contract.


                                 *   *   *   *

If you have any questions or concerns regarding this supplement, please call your agent or contact us at our Service Center.